Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill And Intangible Assets
Summary of Intangible Assets

	Note	Goodwill and intangible from acquisition	Intangible assets				Total
			Association for the promotion and offer of financial products and services	Software acquired	Internally developed software	Other intangible assets (1)
Annual amortization rates			8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2021		13,031	2,657	6,476	11,157	6,431	39,752
Acquisitions		-	-	519	4,208	1,041	5,768
Rescissions / disposals		-	-	(23)	(1)	(480)	(504)
Exchange variation		(600)	(276)	(339)	-	(41)	(1,256)
Other (3)		-	(15)	(1,210)	724	683	182
Balance at 12/31/2022		12,431	2,366	5,423	16,088	7,634	43,942
Amortization
Balance at 12/31/2021		-	(1,374)	(4,149)	(4,220)	(1,984)	(11,727)
Amortization expense (2)		-	(115)	(517)	(1,511)	(1,200)	(3,343)
Rescissions / disposals		-	-	7	-	480	487
Exchange variation		-	116	188	(3)	28	329
Other (3)		-	16	734	(399)	(490)	(139)
Balance at 12/31/2022		-	(1,357)	(3,737)	(6,133)	(3,166)	(14,393)
Impairment	2d VIII
Balance at 12/31/2021		(5,209)	(712)	(171)	(823)	-	(6,915)
Increase		-	-	-	(1)	-	(1)
Exchange variation		328	153	-	-	-	481
Balance at 12/31/2022		(4,881)	(559)	(171)	(824)	-	(6,435)
Book value
Balance at 12/31/2022		7,550	450	1,515	9,131	4,468	23,114

1) Includes amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits.
2) Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (1,202) (R$ (860) from 01/01 to 12/31/2021) are disclosed in the General and administrative expenses (Note 23).
3) Includes the total amount of R$ 61 related to the hyperinflationary for Argentina.

Goodwill and Intangible Assets from Acquisition are mainly represented by Itaú CorpBanca’s goodwill in the amount of R$ 3,015 (R$ 3,375 at 12/31/2021).

		Note	Goodwill and intangible from acquisition	Intangible assets				Total
	31/12/2021			Association for the promotion and offer of financial products and services	Software acquired	Internally developed software	Other intangible assets (1)
Annual amortization rates				8%	20%	20%	10% to 20%
Cost	01/01/2021
Balance at 12/31/2020			13,959	2,822	6,484	7,664	3,274	34,203
Acquisitions (4)			-	5	738	3,511	3,413	7,667
Rescissions / disposals			(10)	-	(65)	(13)	(236)	(324)
Exchange variation			(918)	(155)	(238)	-	(20)	(1,331)
Other (3,5)			-	(15)	(443)	(5)	-	(463)
Balance at 12/31/2021			13,031	2,657	6,476	11,157	6,431	39,752
Amortization
Balance at 12/31/2020			-	(1,347)	(3,680)	(3,288)	(1,410)	(9,725)
Amortization expense (2)			-	(109)	(819)	(942)	(791)	(2,661)
Rescissions / disposals			-	-	28	10	214	252
Exchange variation			-	68	125	-	3	196
Other (3,5)			-	14	197	-	-	211
Balance at 12/31/2021			-	(1,374)	(4,149)	(4,220)	(1,984)	(11,727)
Impairment		2d VIII
Balance at 12/31/2020			(5,772)	(789)	(204)	(383)	-	(7,148)
Increase			-	-	-	(440)	-	(440)
Disposals			-	-	33	-	-	33
Exchange variation			563	77	-	-	-	640
Balance at 12/31/2021			(5,209)	(712)	(171)	(823)	-	(6,915)
Book value
Balance at 12/31/2021			7,822	571	2,156	6,114	4,447	21,110
1) Includes amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits.
2) Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (860) (R$ (594) from 01/01 to 12/31/2020) are disclosed in the General and administrative expenses (Note 23).
3) Includes the total amount of R$ 34 related to the hyperinflationary adjustment for Argentina.
4) Other intangible assets: includes the effect of R$ 2,422 related to acquisition on 07/16/2021 of payroll management of the Government of the State of Minas Gerais.
5) Includes reclassifications of Software licenses necessary to put data processing systems into use, in the net amount of R$ 327.